Condensed Consolidating Financial Information (Condensed Consolidating Statement of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ (263.5)	$ (15.3)	$ 347.6
Cash flows from investing activities:
Capital expenditures	(139.0)	(452.5)	(352.0)
Construction of solar energy systems	(346.9)	(598.1)	(280.1)
Proceeds from sale and maturities of investments	0	0	185.0
Purchases of cost and equity method investments	(47.8)	(50.4)	(18.8)
Purchases of investments			85.3
Proceeds from return of equity method investment	5.8	95.7	85.3
Change in Restricted cash	6.7	(123.8)	(1.8)
Payments to vendors for refundable deposits on long-term agreements	8.6	(14.5)	(85.0)
Proceeds from sale of property, plant and equipment	0	43.9	0
Cash paid for acquisitions, net of cash acquired	0	(164.0)	(73.5)
Equity Infusions or investments in subsidiaries	0	0	0
Other	(8.7)	(0.8)	(19.1)
Net cash used in investing activities	(512.5)	(1,262.9)	(521.8)
Proceeds from Issuance of Long-term Debt	196.0	550.0	0
Cash flows from financing activities:
Cash paid for contingent consideration	(69.2)	(50.2)	0
Proceeds from solar energy system financing and capital lease obligations	904.2	1,071.2	364.4
Repayments of solar energy system financing and capital lease obligations	(246.2)	(266.5)	(61.1)
Net repayments of customer deposits related to long-term supply agreements	(24.4)	(57.7)	(31.3)
Principal payments on long-term debt	(3.6)	(3.7)	(4.8)
Excess tax benefits from share-based payment arrangements			(8.3)
Common stock repurchased	(0.5)	(3.6)	(2.9)
Dividends to noncontrolling interest	50.8	(49.0)
Receipts from (purchases of) noncontrolling interest	(50.8)	49.0	8.3
(Repayment of) collection of intercompany debt	0	0	0
Debt financing fees	(42.3)	(39.8)	(12.8)
Net cash provided by (used in) financing activities	764.8	1,150.7	243.2
Effect of exchange rate changes on cash and cash equivalents	(2.0)	6.0	5.6
Net increase (decrease) in cash and cash equivalents	(13.2)	(121.5)	74.6
Cash and cash equivalents at beginning of period	585.8	707.3	632.7
Cash and cash equivalents at end of period	572.6	585.8	707.3
Proceeds from (Repurchase of) Equity	(0.5)	(3.6)	(2.9)
MEMC, Inc. [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(213.7)	(216.5)	(128.4)
Cash flows from investing activities:
Capital expenditures	(18.0)	(24.1)	(25.1)
Construction of solar energy systems	0	0	0
Proceeds from sale and maturities of investments			0
Purchases of cost and equity method investments	(8.2)	(1.1)	0
Purchases of investments			85.3
Proceeds from return of equity method investment	10.0	82.0
Change in Restricted cash	0	0	0
Payments to vendors for refundable deposits on long-term agreements		0	0
Proceeds from sale of property, plant and equipment		0
Cash paid for acquisitions, net of cash acquired		0	(75.7)
Equity Infusions or investments in subsidiaries	(44.0)	82.9	(30.2)
Other	(2.0)	(5.7)	(30.7)
Net cash used in investing activities	(58.2)	145.4	(15.0)
Proceeds from Issuance of Long-term Debt	196.0	550.0
Cash flows from financing activities:
Cash paid for contingent consideration	0	0
Proceeds from solar energy system financing and capital lease obligations	0	0	0
Repayments of solar energy system financing and capital lease obligations	0	0	0
Net repayments of customer deposits related to long-term supply agreements	0	0	0
Principal payments on long-term debt	0	0	0
Common stock repurchased	(0.5)	(3.6)	(2.9)
Dividends to noncontrolling interest	0	0	0
(Repayment of) collection of intercompany debt	(74.4)	(243.7)	55.9
Debt financing fees	(12.7)	(18.0)	0
Net cash provided by (used in) financing activities	108.4	284.7	53.0
Effect of exchange rate changes on cash and cash equivalents	(0.3)	(0.2)	0
Net increase (decrease) in cash and cash equivalents	(163.8)	213.4	(90.4)
Cash and cash equivalents at beginning of period	228.9	15.5	105.9
Cash and cash equivalents at end of period	65.1	228.9	15.5
Proceeds from (Repurchase of) Equity	(0.5)	(3.6)	(2.9)
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	9.4	66.3	65.0
Cash flows from investing activities:
Capital expenditures	(19.5)	(56.4)	(45.7)
Construction of solar energy systems	0	0	(1.4)
Proceeds from sale and maturities of investments			0
Purchases of cost and equity method investments	0	(5.0)	(10.4)
Purchases of investments			0
Proceeds from return of equity method investment	0	13.7
Change in Restricted cash	(1.5)	0.5	0.3
Payments to vendors for refundable deposits on long-term agreements		(14.4)	0
Proceeds from sale of property, plant and equipment		0
Cash paid for acquisitions, net of cash acquired		(160.1)	2.2
Equity Infusions or investments in subsidiaries	(6.7)	2.8	1.8
Other	(0.1)	0.1	(2.9)
Net cash used in investing activities	(27.6)	(219.0)	(50.3)
Proceeds from Issuance of Long-term Debt	0	0
Cash flows from financing activities:
Cash paid for contingent consideration	(15.1)	(50.2)
Proceeds from solar energy system financing and capital lease obligations	8.4	0.5	1.8
Repayments of solar energy system financing and capital lease obligations	(0.5)	(1.8)	(1.9)
Net repayments of customer deposits related to long-term supply agreements	0	(1.8)	(0.4)
Principal payments on long-term debt	0	0	0
Common stock repurchased	0	0	0
Dividends to noncontrolling interest	0	0	(0.8)
(Repayment of) collection of intercompany debt	27.1	257.2	(55.9)
Debt financing fees	0	0	0
Net cash provided by (used in) financing activities	19.9	203.9	(57.2)
Effect of exchange rate changes on cash and cash equivalents	0	(0.1)	0
Net increase (decrease) in cash and cash equivalents	1.7	51.1	(42.5)
Cash and cash equivalents at beginning of period	58.3	7.2	49.7
Cash and cash equivalents at end of period	60.0	58.3	7.2
Proceeds from (Repurchase of) Equity	0	0	0
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(7.3)	193.0	318.5
Cash flows from investing activities:
Capital expenditures	(101.5)	(372.0)	(281.2)
Construction of solar energy systems	(387.8)	(627.5)	(171.9)
Proceeds from sale and maturities of investments			185.0
Purchases of cost and equity method investments	(39.6)	(44.3)	(8.4)
Purchases of investments			0
Proceeds from return of equity method investment	(4.2)	0
Change in Restricted cash	8.2	(124.3)	(2.1)
Payments to vendors for refundable deposits on long-term agreements		(0.1)	(85.0)
Proceeds from sale of property, plant and equipment		43.9
Cash paid for acquisitions, net of cash acquired		(3.9)	0
Equity Infusions or investments in subsidiaries	50.7	(85.7)	28.4
Other	4.4	33.5	28.8
Net cash used in investing activities	(478.6)	(1,247.4)	(364.0)
Proceeds from Issuance of Long-term Debt	0	0
Cash flows from financing activities:
Cash paid for contingent consideration	(54.1)	0
Proceeds from solar energy system financing and capital lease obligations	895.8	1,070.7	362.6
Repayments of solar energy system financing and capital lease obligations	(245.7)	(264.7)	(59.2)
Net repayments of customer deposits related to long-term supply agreements	(24.4)	(55.9)	(30.9)
Principal payments on long-term debt	(3.6)	(3.7)	(4.8)
Common stock repurchased	0	0	0
Dividends to noncontrolling interest	50.8	(49.0)	(7.5)
(Repayment of) collection of intercompany debt	47.3	(13.5)	0
Debt financing fees	(29.6)	(21.8)	(12.8)
Net cash provided by (used in) financing activities	636.5	662.1	247.4
Effect of exchange rate changes on cash and cash equivalents	(1.7)	6.3	5.6
Net increase (decrease) in cash and cash equivalents	148.9	(386.0)	207.5
Cash and cash equivalents at beginning of period	298.6	684.6	477.1
Cash and cash equivalents at end of period	447.5	298.6	684.6
Proceeds from (Repurchase of) Equity	0	0	0
Consolidation, Eliminations [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(51.9)	(58.1)	92.5
Cash flows from investing activities:
Capital expenditures	0	0	0
Construction of solar energy systems	40.9	29.4	(106.8)
Proceeds from sale and maturities of investments			0
Purchases of cost and equity method investments	0	0	0
Purchases of investments			0
Proceeds from return of equity method investment	0	0
Change in Restricted cash	0	0	0
Payments to vendors for refundable deposits on long-term agreements		0	0
Proceeds from sale of property, plant and equipment		0
Cash paid for acquisitions, net of cash acquired		0	0
Equity Infusions or investments in subsidiaries	0	0	0
Other	(11.0)	(28.7)	(14.3)
Net cash used in investing activities	51.9	58.1	(92.5)
Proceeds from Issuance of Long-term Debt	0	0
Cash flows from financing activities:
Cash paid for contingent consideration	0	0
Proceeds from solar energy system financing and capital lease obligations	0	0	0
Repayments of solar energy system financing and capital lease obligations	0	0	0
Net repayments of customer deposits related to long-term supply agreements	0	0	0
Principal payments on long-term debt	0	0	0
Common stock repurchased	0	0	0
Dividends to noncontrolling interest	0	0	0
(Repayment of) collection of intercompany debt	0	0	0
Debt financing fees	0	0	0
Net cash provided by (used in) financing activities	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Proceeds from (Repurchase of) Equity	$ 0	$ 0	$ 0